COMMITMENTS AND CONTINGENCIES (Table)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Changes in Accruals Related to Arai Factory Cessation

Details	Asset disposal accrual	Other Restructuring costs accrual
Accrued balance as of January 1, 2022	$2,250	$-
Expenses accrued	-	10,684
Accruals related to assets	521	2,654
Cash payments	(808)	(5,703)
Accrued balance as of December 31, 2022	$1,963	$7,635
Expenses accrued	-	19,662
Accruals related to assets	(1,741)	(7,318)
Cash payments	(222)	(17,852)
Accrued balance as of December 31, 2023	$-	$2,127